Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

June 30, 2020

AFF50-QTLY-0820
1.833438.114

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.15% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $1,739,485)	1,740,000	1,739,559
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (b)	4,976,373	$80,617,249
Fidelity Advisor Series Growth Opportunities Fund (b)	3,581,127	56,331,126
Fidelity Advisor Series Small Cap Fund (b)	3,251,012	34,233,156
Fidelity Series All-Sector Equity Fund (b)	3,409,427	32,969,158
Fidelity Series Commodity Strategy Fund (b)	7,862,964	30,193,780
Fidelity Series Large Cap Stock Fund (b)	8,334,184	117,261,969
Fidelity Series Large Cap Value Index Fund (b)	1,082,488	11,896,544
Fidelity Series Opportunistic Insights Fund (b)	3,858,117	74,307,324
Fidelity Series Small Cap Opportunities Fund (b)	3,428,159	41,926,383
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,975,020	72,540,211
Fidelity Series Value Discovery Fund (b)	6,381,500	74,663,544
TOTAL DOMESTIC EQUITY FUNDS
(Cost $559,173,399)		626,940,444

International Equity Funds - 40.8%
Fidelity Series Canada Fund (b)	2,882,637	27,500,360
Fidelity Series Emerging Markets Fund (b)	2,123,381	18,154,909
Fidelity Series Emerging Markets Opportunities Fund (b)	8,554,829	163,996,066
Fidelity Series International Growth Fund (b)	5,036,156	86,319,714
Fidelity Series International Small Cap Fund (b)	1,531,210	24,468,740
Fidelity Series International Value Fund (b)	10,265,761	86,335,054
Fidelity Series Overseas Fund (b)	8,333,923	86,006,089
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $445,818,455)		492,780,932

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	799,650	7,172,863
Fidelity Series Floating Rate High Income Fund (b)	160,014	1,379,320
Fidelity Series High Income Fund (b)	956,255	8,443,730
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,292,616	23,957,835
Fidelity Series International Credit Fund (b)	57,074	584,437
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,646,488	27,497,007
Fidelity Series Real Estate Income Fund (b)	506,235	4,890,227
TOTAL BOND FUNDS
(Cost $71,117,234)		73,925,419

Short-Term Funds - 1.0%
Fidelity Cash Central Fund 0.12% (c)	2,584,048	2,584,565
Fidelity Series Government Money Market Fund 0.25% (b)(d)	7,204,767	7,204,767
Fidelity Series Short-Term Credit Fund (b)	213,127	2,178,153
TOTAL SHORT-TERM FUNDS
(Cost $11,907,010)		11,967,485
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,089,755,583)		1,207,353,839
NET OTHER ASSETS (LIABILITIES) - 0.0%		(375,949)
NET ASSETS - 100%		$1,206,977,890

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Sept. 2020	$49,285	$(38)	$(38)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	20	Sept. 2020	3,090,200	(91,016)	(91,016)
ICE E-mini MSCI EAFE Index Contracts (United States)	14	Sept. 2020	1,244,880	(41)	(41)
TOTAL FUTURES CONTRACTS					$(91,095)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,200,692.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,268
Total	$1,268

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$61,058,917	$5,190,059	$4,634,032	$--	$326,845	$18,675,460	$80,617,249
Fidelity Advisor Series Growth Opportunities Fund	39,418,229	3,370,529	3,159,336	--	89,483	16,612,221	56,331,126
Fidelity Advisor Series Small Cap Fund	25,945,611	2,048,279	488,006	--	44,347	6,682,925	34,233,156
Fidelity Series All-Sector Equity Fund	26,774,286	1,531,175	1,521,421	--	-119,771	6,304,889	32,969,158
Fidelity Series Canada Fund	19,809,649	4,511,352	52,925	--	-10,610	3,242,894	27,500,360
Fidelity Series Commodity Strategy Fund	33,420,668	1,542,431	6,160,013	--	-2,155,799	3,546,493	30,193,780
Fidelity Series Emerging Markets Debt Fund	6,301,127	261,595	113,890	96,648	2,289	721,742	7,172,863
Fidelity Series Emerging Markets Fund	11,780,841	3,856,028	158,746	--	11,060	2,665,726	18,154,909
Fidelity Series Emerging Markets Opportunities Fund	110,296,509	27,227,274	1,374,428	--	5,693	27,841,018	163,996,066
Fidelity Series Floating Rate High Income Fund	1,258,928	55,879	27,554	15,973	-121	92,188	1,379,320
Fidelity Series Government Money Market Fund 0.25%	30,012,201	4,353,017	27,160,451	19,144	--	--	7,204,767
Fidelity Series High Income Fund	7,703,311	319,133	137,771	119,600	2,587	556,470	8,443,730
Fidelity Series Inflation-Protected Bond Index Fund	21,431,412	4,029,903	2,274,141	11,999	8,400	762,261	23,957,835
Fidelity Series International Credit Fund	541,583	4,023	--	4,022	--	35,557	584,437
Fidelity Series International Growth Fund	83,827,283	1,810,762	13,902,130	--	2,124,437	12,459,362	86,319,714
Fidelity Series International Small Cap Fund	20,028,601	864,586	407,977	--	33,186	3,950,344	24,468,740
Fidelity Series International Value Fund	74,915,069	2,968,671	5,011,352	--	-529,099	13,991,765	86,335,054
Fidelity Series Large Cap Stock Fund	99,130,398	3,799,650	2,856,862	--	-182,912	17,371,695	117,261,969
Fidelity Series Large Cap Value Index Fund	10,314,647	275,994	191,586	--	6,438	1,491,051	11,896,544
Fidelity Series Long-Term Treasury Bond Index Fund	24,463,695	5,244,333	1,568,424	534,359	257,212	(899,809)	27,497,007
Fidelity Series Opportunistic Insights Fund	57,733,234	5,840,741	3,942,849	--	-59,609	14,735,807	74,307,324
Fidelity Series Overseas Fund	69,834,679	5,597,731	3,569,090	--	-281,447	14,424,216	86,006,089
Fidelity Series Real Estate Income Fund	4,163,039	191,720	86,339	66,677	-13,144	634,951	4,890,227
Fidelity Series Short-Term Credit Fund	2,033,962	74,835	2,556	12,558	-11	71,923	2,178,153
Fidelity Series Small Cap Opportunities Fund	32,800,494	2,909,443	634,037	--	36,983	6,813,500	41,926,383
Fidelity Series Stock Selector Large Cap Value Fund	61,188,399	2,663,297	1,149,114	--	1,610	9,836,019	72,540,211
Fidelity Series Value Discovery Fund	63,247,581	2,021,041	2,040,557	--	71,471	11,364,008	74,663,544
Total	$999,434,353	$92,563,481	$82,625,587	$880,980	$-330,482	$193,984,676	$1,203,029,715

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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